JAMES ADVANTAGE FUNDS
1290 Broadway, Suite 1100
Denver, Colorado 80203

February 1, 2017

Via EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	James Advantage Funds
File No. 811-08411
Form N-1/A: 1933 Act Post-Effective Amendment No. 43 filed February 1, 2017

To Whom It May Concern:

On behalf of the James Advantage Funds (the “Registrant”), the Registrant is respectfully requesting that the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission (the “Commission”) afford selective review in accordance with Securities Act Release No. 6510 (Feb. 15, 1984) to the Registrant’s 1933 Act Post-Effective Amendment No. 43 to Form N-1/A, filed with the SEC via EDGAR on February 1, 2017, pursuant to Rule 485(a) under the 1933 Act (the “Filing”). The Filing contains a prospectus (the “Prospectus”) and a statement of additional information (the “SAI”) for the James Balanced: Golden Rainbow Fund (the “Fund”), to register a new share class for the series, the “Class T Shares”.

The disclosure related to the Class T Shares has not been reviewed by the Staff in any other context. The most recent filing of a series of the Registrant to be reviewed by the Staff was the Registrant’s 1933 Act Post-Effective Amendment No. 36 to Form N-1/A, filed with the SEC via EDGAR on April 15, 2015, pursuant to Rule 485(a) under the 1933 Act with respect to the James Aggressive Allocation Fund, which was deemed effective July 1, 2015.  The disclosure contained in the Filing is substantially similar to the disclosure contained in the Registrant’s 1933 Act Post-Effective Amendment No. 41 to Form N-1/A, filed with the SEC via EDGAR on October 28, 2016, pursuant to Rule 485(b) under the 1933 Act (“Post-Effective Amendment No. 41”), which is intended as precedent for the Filing.  The Registrant filed the Filing solely for the purpose of making Class T Shares available to certain investors, as described in the Filing. As disclosed in the Prospectus, the upfront sales load is 2.5% for Class T Shares, subject to breakpoints, and sales charge waivers and/or discounts for Class T Shares with respect to certain financial intermediaries are described in Appendix A, which is incorporated by reference to the Prospectus. Class T Shares are also subject to 12b-1 fees as described in the Prospectus. Additionally, as stated in the Prospectus, Class T Shares are only available for sale through certain financial intermediaries. The SAI also incorporates the Class T Shares along with the Fund’s Institutional and Retail class shares and includes the sales charge schedule for the Class T Shares. There are no other material differences between Post-Effective Amendment No. 41 and the Filing.  An amended 18f-3 Plan and 12b-1 Compensation Plan Policies and Procedures, each incorporating the Class T Shares, will be filed by subsequent amendment. The Registrant asks that the Staff selectively review the Class T Shares sales load information in the Prospectus and SAI and Appendix A to the Prospectus, along with any other areas the Staff believes warrant particular attention.

U.S. Securities and Exchange Commission

Please direct all correspondence and communications regarding this filing to Mr. Peter H. Schwartz at Davis Graham & Stubbs LLP.  He can be reached at (303) 893-7381.

Sincerely,

/s/ Thomas L. Mangan
Thomas L. Mangan
Vice President, Chief Financial Officer and Secretary

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP